Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As discussed in the Compensation Discussion and Analysis above, the Compensation & Human Resources Committee has implemented an executive compensation program designed to link a substantial part of each executive’s realized compensation to the achievement of Moody’s financial and operational objectives and to the individual executive’s performance as well as to align executives’ pay with changes in the value of stockholders’ investments. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information regarding the compensation of the Company’s Named Executive Officers and the Company’s performance.

Year	Summary Compensation Table Total for Raymond W. McDaniel, Jr.	Compensation Actually Paid to Raymond W. McDaniel, Jr. (1)(2)	Summary Compensation Table Total for Robert Fauber	Compensation Actually Paid to Robert Fauber (1)(2)	Average Summary Compensation Total for Other NEOs (3)	Average Compensation Actually Paid to Other NEOs (1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($millions)	MCO EPS for Compensation Purposes (4)
							Moody’s Cumulative TSR	Russell 3000 Financial Services Index Cumulative TSR
2023	—	—	$14,387,659	$23,499,543	$2,887,540	$2,635,366	$170	$143	$1,607	$9.90
2022	—	—	$11,619,773	($ 4,692,319)	$3,186,695	($1,700,521)	$120	$116	$1,374	$8.57
2021	—	—	$9,750,157	$21,584,082	$3,056,066	$7,117,461	$167	$136	$2,214	$12.29
2020	$17,270,662	$22,264,987	—	—	$3,869,500	$5,653,058	$123	$99	$1,778	$10.15

(1)
For each year, “Compensation Actually Paid” reflects the Summary Compensation Table (SCT) total, for the relevant Named Executive Officer(s)
less
the values included in the “Stock Awards” and “Option Awards” columns and the aggregate change in the actuarial present value of the NEO’s accumulated benefit under all defined benefit and pension plans as included in the “Change in Pension Value and
Non-Qualified
Deferred Compensation Earnings” column, and less the fair value of any equity compensation forfeited in the applicable fiscal year determined based on the value of such awards at the end of the prior fiscal year and adding to this
:

•	The fair value at the end of the year of equity compensation granted during the year that remained unvested at the end of the year;

•	The fair value as of the vesting date of equity compensation granted and vested in the same year;

•	The change in fair value as of the vesting date, measured from the prior year-end, of any equity awards granted in prior years that vested during the year (whether positive or negative);

•	The change in fair value at year-end, measured from the prior year-end, of any equity awards granted in prior years that remained unvested as of the end of the year (whether positive or negative); and

•	The pension value attributable to service in the year.
For the other NEOs, each of the above figures is calculated and presented on an average basis.
As a result, “Compensation Actually Paid” does not reflect the value that was or may actually be realized by the NEOs.
Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values of RSUs did not materially differ from those disclosed at the time of the grant. In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year
vesting dates, options were
re-valued
in light of SEC guidance at each measurement date using a lattice model with the following inputs. As a result, reported values differ from those disclosed in our 2023 Proxy Statement.

•
Stock price:
based on the closing stock price on the measurement date. If a mid-year
vesting date was not a trading day, the first trading day following the vesting date was used as the measurement date. If a fiscal year-end
date was not a trading day (e.g., December 31, 2023), the most recent trading day prior to the fiscal year-end
date was used (e.g., December 29, 2023).

•
Expected life:
based on the original expected life established at grant date, as used for financial reporting purposes, with adjustments to reflect the amount by which the options were in-the-money
/
out-of-the-money
on the relevant measurement date.

•	Stock price volatility: based on historical volatility for a trailing term to match the remaining contractual term as of each measurement date.

•	Risk-free rate: based on an interpolated U.S. Constant Maturity Treasury yield as of each measurement date.

•	Dividend yield: based on the yield as of each measurement date.
In valuing performance share awards, we calculated the fair value of unearned or earned but unvested awards, based on probable and/or final payout factors, as of the relevant measurement date.

(2)	The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Fauber for 2021 through 2023 and Mr. McDaniel for 2020 are as follows:

	2023 (Mr. Fauber)	2022 (Mr. Fauber)	2021 (Mr. Fauber)	2020 (Mr. McDaniel)

Reported SCT Total Compensation	$14,387,659	$11,619,773	$9,750,157	$17,270,662

Subtract: Equity Award Values Reported in the SCT	$(10,999,984)	$(9,000,110)	$(6,400,149)	$(10,349,742)

Add: Year End Fair Value of Equity Awards Granted in the Year	$16,092,220	$4,518,780	$12,983,536	$8,552,443

Add: Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$3,219,138

Add/Subtract: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$3,864,109	$(10,255,631)	$5,264,759	$3,080,592

Add/Subtract: Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$342,536	$(1,747,485)	$2,847	$5,832,054

Subtract: Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$0	$0	$0	$(2,146,411)

Subtract: Pension Values Reported in the SCT	$(366,643)	$0	$(225,904)	$(3,444,752)

Add: Pension Service Cost Attributable to Year	$179,646	$172,355	$208,836	$251,004

Compensation Actually Paid	$23,499,543	$(4,692,319)	$21,584,082	$22,264,987

(3)
For 2023, other NEOs include Messrs. Kaye, Goggins, Steele, Tulenko and West and Ms Sullivan. For 2022 and 2021, other NEOs include Messrs. Kaye, Goggins, Tulenko and West. For 2020, other NEOs include Messrs. Kaye, Fauber (when he served as Chief Operating Officer), Tulenko and West.

The amounts deducted and added in calculating the average “Compensation Actually Paid” for the other NEOs for 2020 through 2023 are as follows:

	2023	2022	2021	2020

Average Reported SCT Total Compensation	$2,887,540	$3,186,695	$3,056,066	$3,869,500

Subtract: Average Equity Award Values Reported in the SCT	$(1,703,966)	$(1,902,963)	$(1,627,986)	$(2,000,125)

Add: Average Year End Fair Value of Equity Awards Granted in the Year	$1,364,235	$955,436	$3,269,224	$2,453,588

Add: Average Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$97,526	$0	$0	$0

Add/Subtract: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$446,721	$(3,287,996)	$2,450,535	$1,156,031

Add/Subtract: Average Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$86,109	$(703,652)	$(70,234)	$382,488

Subtract: Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$(496,716)	$0	$0	$0

Subtract: Average Pension Values Reported in the SCT	$(87,449)	$0	$(19,903)	$(264,415)

Add: Average Pension Service Cost Attributable to Year	$41,366	$51,958	$59,759	$55,991

Average Compensation Actually Paid	$2,635,366	$(1,700,521)	$7,117,461	$5,653,058

(4)
MCO EPS for Compensation Purposes is the Company’s adjusted diluted earnings per share (EPS). The Company selected MCO EPS for Compensation Purposes as the company-performance measure because, as the main metric in the performance share program, it is the most important financial performance metric for executive compensation purposes. Refer to the Company’s Form
10-K
reports filed in respect of the years ended December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023, for a reconciliation of diluted EPS to adjusted diluted EPS.

Company Selected Measure Name	MCO EPS for Compensation Purposes
Named Executive Officers, Footnote	For 2023, other NEOs include Messrs. Kaye, Goggins, Steele, Tulenko and West and Ms Sullivan. For 2022 and 2021, other NEOs include Messrs. Kaye, Goggins, Tulenko and West. For 2020, other NEOs include Messrs. Kaye, Fauber (when he served as Chief Operating Officer), Tulenko and West.
Adjustment To PEO Compensation, Footnote
(2)	The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Fauber for 2021 through 2023 and Mr. McDaniel for 2020 are as follows:

	2023 (Mr. Fauber)	2022 (Mr. Fauber)	2021 (Mr. Fauber)	2020 (Mr. McDaniel)

Reported SCT Total Compensation	$14,387,659	$11,619,773	$9,750,157	$17,270,662

Subtract: Equity Award Values Reported in the SCT	$(10,999,984)	$(9,000,110)	$(6,400,149)	$(10,349,742)

Add: Year End Fair Value of Equity Awards Granted in the Year	$16,092,220	$4,518,780	$12,983,536	$8,552,443

Add: Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$3,219,138

Add/Subtract: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$3,864,109	$(10,255,631)	$5,264,759	$3,080,592

Add/Subtract: Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$342,536	$(1,747,485)	$2,847	$5,832,054

Subtract: Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$0	$0	$0	$(2,146,411)

Subtract: Pension Values Reported in the SCT	$(366,643)	$0	$(225,904)	$(3,444,752)

Add: Pension Service Cost Attributable to Year	$179,646	$172,355	$208,836	$251,004

Compensation Actually Paid	$23,499,543	$(4,692,319)	$21,584,082	$22,264,987

Non-PEO NEO Average Total Compensation Amount	$ 2,887,540	$ 3,186,695	$ 3,056,066	$ 3,869,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,635,366	(1,700,521)	7,117,461	5,653,058
Adjustment to Non-PEO NEO Compensation Footnote
The amounts deducted and added in calculating the average “Compensation Actually Paid” for the other NEOs for 2020 through 2023 are as follows:

	2023	2022	2021	2020

Average Reported SCT Total Compensation	$2,887,540	$3,186,695	$3,056,066	$3,869,500

Subtract: Average Equity Award Values Reported in the SCT	$(1,703,966)	$(1,902,963)	$(1,627,986)	$(2,000,125)

Add: Average Year End Fair Value of Equity Awards Granted in the Year	$1,364,235	$955,436	$3,269,224	$2,453,588

Add: Average Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$97,526	$0	$0	$0

Add/Subtract: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$446,721	$(3,287,996)	$2,450,535	$1,156,031

Add/Subtract: Average Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$86,109	$(703,652)	$(70,234)	$382,488

Subtract: Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	$(496,716)	$0	$0	$0

Subtract: Average Pension Values Reported in the SCT	$(87,449)	$0	$(19,903)	$(264,415)

Add: Average Pension Service Cost Attributable to Year	$41,366	$51,958	$59,759	$55,991

Average Compensation Actually Paid	$2,635,366	$(1,700,521)	$7,117,461	$5,653,058

Compensation Actually Paid vs. Total Shareholder Return
Along with Compensation Actually Paid, the chart below outlines our one-year,
two-year,
three-year
and four-year TSR as compared to the
one-year,
two-year,
three-year
and
four-year
TSR of the Russell 3000 Financial Services Index. In each case, TSR is measured starting from December 31, 2019:

Compensation Actually Paid vs. Net Income	The chart below illustrates the relationship between Compensation Actually Paid and Moody’s net income.
Compensation Actually Paid vs. Company Selected Measure	The chart below illustrates the relationship between Compensation Actually Paid and MCO EPS for Compensation Purposes.
(1)	Reflects Moody’s “MCO EPS For Compensation Purposes”

Total Shareholder Return Vs Peer Group
Along with Compensation Actually Paid, the chart below outlines our one-year,
two-year,
three-year
and four-year TSR as compared to the
one-year,
two-year,
three-year
and
four-year
TSR of the Russell 3000 Financial Services Index. In each case, TSR is measured starting from December 31, 2019:

Tabular List, Table

Performance Measure

MIS Operating Income

MA Operating Income

MA Sales for Compensation Purposes

MCO EPS for Compensation Purposes

MA Cumulative Revenue

MIS Ratings Performance

Total Shareholder Return Amount	$ 170	120	167	123
Peer Group Total Shareholder Return Amount	143	116	136	99
Net Income (Loss)	$ 1,607,000,000	$ 1,374,000,000	$ 2,214,000,000	$ 1,778,000,000
Company Selected Measure Amount	9.9	8.57	12.29	10.15
Measure:: 1
Pay vs Performance Disclosure
Name	MIS Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	MA Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	MA Sales for Compensation Purposes
Measure:: 4
Pay vs Performance Disclosure
Name	MCO EPS for Compensation Purposes
Measure:: 5
Pay vs Performance Disclosure
Name	MA Cumulative Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	MIS Ratings Performance
Mr. Fauber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,387,659	$ 11,619,773	$ 9,750,157
PEO Actually Paid Compensation Amount	$ 23,499,543	$ (4,692,319)	$ 21,584,082
PEO Name	Mr. Fauber	Mr. Fauber	Mr. Fauber
Mr. McDaniel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 17,270,662
PEO Actually Paid Compensation Amount				$ 22,264,987
PEO Name				Mr. McDaniel
PEO | Mr. Fauber [Member] | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,999,984)	$ (9,000,110)	$ (6,400,149)
PEO | Mr. Fauber [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,092,220	4,518,780	12,983,536
PEO | Mr. Fauber [Member] | Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Fauber [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,864,109	(10,255,631)	5,264,759
PEO | Mr. Fauber [Member] | Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,536	(1,747,485)	2,847
PEO | Mr. Fauber [Member] | Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Fauber [Member] | Pension Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,643)	0	(225,904)
PEO | Mr. Fauber [Member] | Pension Service Cost Attributable to Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,646	172,355	208,836
PEO | Mr. McDaniel [Member] | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (10,349,742)
PEO | Mr. McDaniel [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				8,552,443
PEO | Mr. McDaniel [Member] | Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,219,138
PEO | Mr. McDaniel [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,080,592
PEO | Mr. McDaniel [Member] | Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,832,054
PEO | Mr. McDaniel [Member] | Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,146,411)
PEO | Mr. McDaniel [Member] | Pension Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,444,752)
PEO | Mr. McDaniel [Member] | Pension Service Cost Attributable to Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				251,004
Non-PEO NEO | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,703,966)	(1,902,963)	(1,627,986)	(2,000,125)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,364,235	955,436	3,269,224	2,453,588
Non-PEO NEO | Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,526	0	0	0
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,721	(3,287,996)	2,450,535	1,156,031
Non-PEO NEO | Change in Fair Value From Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,109	(703,652)	(70,234)	382,488
Non-PEO NEO | Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,716)	0	0	0
Non-PEO NEO | Pension Values Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,449)	0	(19,903)	(264,415)
Non-PEO NEO | Pension Service Cost Attributable to Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,366	$ 51,958	$ 59,759	$ 55,991